Leases - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Aircraft	Dec. 31, 2023 USD ($) Aircraft	Oct. 31, 2024 Aircraft
Lessee, Lease, Description [Line Items]
Number of aircrafts operated	34	42
Additional variable costs | $	$ 15,198	$ 12,689
Number of aircrafts leased			1
Number of aircrafts purchased	1
Minimum
Lessee, Lease, Description [Line Items]
Lease term	2 years
Minimum | Charter Flight Services
Lessee, Lease, Description [Line Items]
Lease term	3 months
Maximum
Lessee, Lease, Description [Line Items]
Lease term	30 years
Maximum | Charter Flight Services
Lessee, Lease, Description [Line Items]
Lease term	7 years